Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2022-1

Collection Period	10/01/23-10/31/23
Determination Date	11/9/2023
Distribution Date	11/15/2023

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$736,731,413.55
2.	Collections allocable to Principal		$24,643,943.69
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,642,226.49
5.	Pool Balance on the close of the last day of the related Collection Period		$710,445,243.37
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		44,184
7.	Initial Pool Balance		$1,604,011,099.07
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$501,121,385.80	$474,835,215.62
	d. Class A-4 Note Balance	$146,580,000.00	$146,580,000.00
	e. Class B Note Balance	$17,650,000.00	$17,650,000.00
	f. Class C Note Balance	$41,700,000.00	$41,700,000.00
	g. Class D Note Balance	$25,670,000.00	$25,670,000.00
	h. Note Balance (sum a - g)	$732,721,385.80	$706,435,215.62
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.9268012	0.8781861
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.4579509	0.4415220
10.	Overcollateralization Target Amount		$4,010,027.75
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,010,027.75
12.	Weighted Average Coupon		8.22%
13.	Weighted Average Original Term	months	67.08
14.	Weighted Average Remaining Term	months	42.73
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,946,918.52
	b. Liquidation Proceeds allocable to Finance Charge		$3,806.95
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,950,725.47
16.	Principal:
	a. Collections allocable to Principal		$24,643,943.69
	b. Liquidation Proceeds allocable to Principal		$882,121.23
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$25,526,064.92

17.	Total Finance Charge and Principal Collections (15d + 16d)	$30,476,790.39
18.	Interest Income from Collection Account	$128,632.26
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$30,605,422.65
Available Funds
21.	Available Collections	$30,605,422.65
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$30,605,422.65
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$613,942.84
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$613,942.84
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$613,873.70
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$613,873.70
	m. Class A-4 Monthly Interest	$207,655.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$207,655.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$28,681.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$28,681.25
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$76,450.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$76,450.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$52,837.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d. Total Class D Note Interest (sum a - c)	$52,837.42
34.	Quaternary Principal Distributable Amount	$22,276,142.43
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$23,869,582.64
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,010,027.75
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,950,725.47
	b. Total Daily Deposits of Principal Collections	$25,526,064.92
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$128,632.26
	e. Total Deposits to Collection Account (sum a - d)	$30,605,422.65
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$613,942.84
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,265,667.55
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,725,812.26
	f. Total Withdrawals from Collection Account (sum a - e)	$30,605,422.65
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$613,873.70
	d. Class A-4 Interest Distribution	$207,655.00
	e. Class B Interest Distribution	$28,681.25
	f. Class C Interest Distribution	$76,450.00
	g. Class D Interest Distribution	$52,837.42
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$26,286,170.18
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$27,265,667.55
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$26,900,043.88
	d. Class A-4 Distribution	$207,655.00
	e. Class B Distribution	$28,681.25
	f. Class C Distribution	$76,450.00
	g. Class D Distribution	$52,837.42
	h. Total Withdrawals from Note Payment Account (sum a - g)	$27,265,667.55

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$2,725,812.26
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,725,812.26
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$4,010,027.75
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$4,010,027.75
49.	Investment Earnings	$17,889.05
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$4,027,916.80
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$17,889.05
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$4,010,027.75
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$613,942.84
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$27,265,667.55
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,725,812.26
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$17,889.05
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$26,900,043.88
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$207,655.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$28,681.25
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$76,450.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$52,837.42
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,725,812.26

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	1,410	$26,833,476.33
	b. 61 to 90 days past due	759	$15,063,244.05
	c. 91 to 120 days past due	189	$3,090,565.21
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	2,358	$44,987,285.59
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		6.3323%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	103	$1,642,226.49
74.	Recoveries	217	$885,928.18
75.	Net Losses (Ln 73 - Ln 74)		$756,298.31
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.1027%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	2,018	$38,993,195.84
78.	Recoveries	1,549	$15,816,666.95
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$23,176,528.89
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		1.4449%
81.	Average Net Loss on Defaulted Receivables		$11,484.90

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$10,332,922.21
83.	Pool Balance on the close of the last day of the preceding Collection Period		$736,731,413.55
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		1.40%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2023.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer